SHORT-TERM INVESTMENTS AND EQUITY METHOD INVESTMENT-CURRENT (Tables)	12 Months Ended
Dec. 31, 2014
SHORT-TERM INVESTMENTS AND EQUITY METHOD INVESTMENT-CURRENT [Abstract]
Schedule of available-for-sale securities investments

		As of December 31, 2013				As of December 31, 2014
			Gross	Other-than			Gross
			unrealized	-temporary	Carrying		unrealized	Carrying
	Note	Cost	gains	impairment	amount	Cost	losses	amount

Available-for-sale securities:
Equity securities	(i)	$77,506	$160,288	-	$237,794	$29,303	$(1,493)	$27,810
Corporate bonds	(ii)	64,818	187	(2,098)	62,907	-	-	-
Total		$142,324	$160,475	$(2,098)	$300,701	$29,303	$(1,493)	$27,810

Schedule of additional information on the realized gains and losses

		Year ended December 31, 2012			Year ended December 31, 2013			Year ended December 31, 2014
	Note	Proceeds	Initial costs	Gains (losses)	Proceeds	Initial costs	Gains	Proceeds	Initial costs	Gains

Equity securities	(i)	$6,097	$6,229	$(132)	$81,456	$25,950	$55,506	$352,733	$177,633	$175,100
Corporate bonds	(ii)	73,742	71,887	1,855	37,502	37,240	262	62,795	62,713	82
Total		$79,839	$78,116	$1,723	$118,958	$63,190	$55,768	$415,528	$240,346	$175,182

(i)	Equity securities

In 2013, the Company purchased several stocks at a cost of $48,899 and sold some stocks with cost of $25,950 and recognized $55,506 realized gain in the statement of operations.

In 2014, the Company purchased additional stocks at a cost of $129,407 and sold some stocks with cost of $177,633 and recognized $175,100 realized gain in the statement of operations. In addition, the company received stock dividend of $1,050 which was recognized as the realized gain of short-term investment.

(ii)	Corporate bonds

In 2013, the Company purchased several corporate bonds at cost of $39,782 and classified such corporate bonds as available-for-sale securities. A portion of corporate bonds was impaired because of the change of fair value and $2,098 was recognized as an impairment loss in accordance with the difference between the investment's cost and its fair value at December 31, 2013. In 2014, the Company sold all the Corporate bonds and recognized $82 as realized gain.

Schedule of fair value of each financial instruments at year end and of the realized gain or loss during the reporting periods

	Assets (Liability) Derivatives		Realized Gain/(Losses)
	as of December 31,		for the years ended December 31,
	2013	2014	2012	2013	2014

Derivatives not designated as hedging instruments:

Interest rate swaption-2013 batch	1,294	-	-	(705)	(1,302)
Interest rate swaption-2014 batch	-	1,937	-	-	(38,383)
Interest rate swap	-	(363)	-	-	(363)
Short call	-	-	1,297	959	10,919
Long call	-	-	-	-	(6,141)
Short put	-	-	-	-	(1,697)
Total	1,294	1,574	1,297	254	(36,967)